Shareholder Fees - WESTERN ASSET SMASh SERIES CORE COMPLETION FUND - SMASh SERIES CORE COMPLETION FUND	Jun. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none